Consolidated Statement of Stockholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands	Total	Class A Common Stock	Class B Common Stock	Treasury Stock	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Comprehensive Income
Balance (in shares) at Dec. 31, 2007		59,585	28,169
Comprehensive income (loss):
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718 and $1,367 for the nine months ended on September 30, 2011 and 2010, respectively	$ (8,438)						$ (8,438)	$ (8,438)
Purchase of treasury stock	(1,445)			(1,445)
Purchase of treasury stock (in shares)		(413)
Preferred stock dividends	(16,861)					(16,861)
Non-cash stock-based compensation	2,594				2,594
Balance (in shares) at Dec. 31, 2008		59,510	28,169
Comprehensive income (loss):
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718 and $1,367 for the nine months ended on September 30, 2011 and 2010, respectively	2,686						2,686	2,686
Purchase of treasury stock	(794)	0		(794)
Purchase of treasury stock (in shares)		(340)
Preferred stock dividends	(18,667)					(18,667)
Non-cash stock-based compensation	2,855				2,855
Balance at Dec. 31, 2009	534,234	60	28	(2,474)	448,556	95,263	(7,199)
Balance (in shares) at Dec. 31, 2009		59,170	28,169
Comprehensive income (loss):
Net income	77,741					77,741		77,741
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718 and $1,367 for the nine months ended on September 30, 2011 and 2010, respectively	2,389						2,389	2,389
Foreign currency translation adjustments	501						501	501
Comprehensive income	80,631							80,631
Issuance of common stock	201			197	4
Issuance of common stock (in shares)		29
Purchase of treasury stock	0			0
Purchase of treasury stock (in shares)				0
Preferred stock dividends	(15,261)					(15,261)
Non-cash stock-based compensation	2,376				2,376
Balance at Sep. 30, 2010	602,181	60	28	(2,277)	450,936	157,743	(4,309)
Balance (in shares) at Sep. 30, 2010		59,199	28,169
Balance at Dec. 31, 2009	534,234	60	28	(2,474)	448,556	95,263	(7,199)
Balance (in shares) at Dec. 31, 2009		59,170	28,169
Comprehensive income (loss):
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718 and $1,367 for the nine months ended on September 30, 2011 and 2010, respectively	4,585						4,585	4,585
Issuance of common stock	200	0		197	3
Issuance of common stock (in shares)		29
Preferred stock dividends	(20,606)					(20,606)
Non-cash stock-based compensation	3,169				3,169
Balance at Dec. 31, 2010	619,483	60	28	(2,277)	451,728	171,224	(1,280)
Balance (in shares) at Dec. 31, 2010		59,199	28,169
Comprehensive income (loss):
Net income	94,590					94,590		94,590
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718 and $1,367 for the nine months ended on September 30, 2011 and 2010, respectively	4,751						4,751	4,751
Foreign currency translation adjustments	(1,277)						(1,277)	(1,277)
Comprehensive income	98,064							98,064
Issuance of common stock	237,253	16			237,237
Issuance of common stock (in shares)		16,000
Conversion of stock		14	(14)
Conversion of stock (in shares)		14,387	(14,387)
Preferred stock dividends	(4,726)					(4,726)
Exercise of stock options	18,621	1			18,620
Exercise of stock options (in shares)		1,572
Non-cash stock-based compensation	2,895				2,895
Balance at Sep. 30, 2011	$ 971,590	$ 91	$ 14	$ (2,277)	$ 710,480	$ 261,088	$ 2,194
Balance (in shares) at Sep. 30, 2011		91,158	13,782